Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of associates [line items]
Schedule of investments in associates
Changes in the carrying value of investments in associates for the years ended December 31 were as follows:

	2018
	Associates	Joint arrangements	Fairfax India associates	Fairfax Africa associates	Total
Balance - January 1	1,437.0	1,050.0	949.5	219.8	3,656.3
Share of pre-tax comprehensive income (loss):
Share of profit	73.0	104.0	83.7	17.7	278.4
Impairment charges(1)	(57.3)	—	—	—	(57.3)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(23.0)	(19.4)	0.5	(13.0)	(54.9)
Share of losses on defined benefit plans	(49.6)	—	—	—	(49.6)
	(56.9)	84.6	84.2	4.7	116.6

Dividends and distributions received	(74.2)	(220.5)	(6.2)	—	(300.9)
Purchases and acquisitions	321.7	80.6	155.9	63.3	621.5
Divestitures and other net changes in capitalization(2)	(139.8)	(16.0)	—	0.3	(155.5)
Reclassifications(3)	1,109.5	(5.9)	—	—	1,103.6
Foreign exchange effect	(87.1)	(11.1)	(80.4)	—	(178.6)
Balance - December 31	2,510.2	961.7	1,103.0	288.1	4,863.0

(1)	Included in share of profit of associates in the consolidated statement of earnings.

(2)	Includes the derecognition of Quess' investments in associates of $12.8 upon deconsolidation of Quess (note 23).

(3)	Comprised of the deconsolidation of Quess (note 23) and the consolidation by Grivalia Properties of a former joint arrangement.

	2017
	Associates	Joint arrangements	Fairfax India associates	Fairfax Africa associates	Total
Balance - January 1	1,769.6	623.4	240.5	—	2,633.5
Share of pre-tax comprehensive income (loss):
Share of profit	72.2	128.2	45.5	1.2	247.1
Impairment charges(1)	(46.6)	—	—	—	(46.6)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	22.9	46.4	(0.1)	(1.3)	67.9
Share of gains (losses) on defined benefit plans	12.4	—	(0.1)	—	12.3
	60.9	174.6	45.3	(0.1)	280.7

Dividends and distributions received	(50.5)	(57.0)	(26.8)	—	(134.3)
Purchases and acquisitions	367.4	301.6	682.9	219.9	1,571.8
Divestitures and other net changes in capitalization	(290.5)	(2.4)	(0.7)	—	(293.6)
Reclassifications(2)	(440.4)	—	(20.4)	—	(460.8)
Foreign exchange effect	20.5	9.8	28.7	—	59.0
Balance - December 31	1,437.0	1,050.0	949.5	219.8	3,656.3

(1)	Included in share of profit of associates in the consolidated statement of earnings.

(2)	Comprised of the consolidation of Grivalia Properties, the reduction of the company's investment in ICICI Lombard and the consolidation of Fairchem subsequent to its merger with Privi Organics.
The following summarizes the company's investments in associates:

	December 31, 2018						Year ended December 31, 2018
			Carrying value
	Ownership percentage(a)	Fair value(b)	Associates and joint arrangements		Fairfax India and Fairfax Africa associates(c)	Total	Share of profit (loss)
Insurance and reinsurance:
Eurolife ERB Insurance Group Holdings S.A. ("Eurolife")	50.0%	287.7	175.2	(d)	—	175.2	18.1
Gulf Insurance Company ("Gulf Insurance")	43.3%	211.5	174.2		—	174.2	7.3
Thai Re Public Company Limited ("Thai Re")(1)	47.1%	53.1	53.1		—	53.1	(52.4)
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation (“BIC Insurance”)	35.0%	46.0	47.1		—	47.1	0.7
Ambridge Partners LLC ("Ambridge Partners")	50.0%	37.3	37.3		—	37.3	5.9
Singapore Reinsurance Corporation Limited ("Singapore Re")	27.8%	34.5	36.5		—	36.5	0.6
Onlia Holdings Inc. ("Onlia")(2)	50.0%	12.2	12.2	(d)	—	12.2	(3.7)
Falcon Insurance PLC ("Falcon Thailand")	41.2%	9.3	9.3		—	9.3	—
Camargue Underwriting Managers Group Ltd. ("Camargue")	50.0%	5.7	5.7		—	5.7	0.6
Go Digit Infoworks Services Private Limited ("Digit")	45.3%	3.4	3.4		—	3.4	(6.8)
		700.7	554.0		—	554.0	(29.7)
Non-insurance:
Agriculture
Astarta Holding N.V. ("Astarta")(5)	28.2%	43.1	116.9		—	116.9	(16.3)
Farmers Edge Inc. ("Farmers Edge")	49.2%	66.6	66.9		—	66.9	(32.7)
		109.7	183.8		—	183.8	(49.0)
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")(3)	—	246.7	247.3	(d)	—	247.3	118.6
Other	—	116.7	105.7	(d)	—	105.7	(2.8)
		363.4	353.0		—	353.0	115.8
India
Quess Corp Limited ("Quess")(4)(5)	48.8%	672.5	1,044.6		—	1,044.6	8.4
Bangalore International Airport Limited ("Bangalore Airport")(9)	54.0%	704.1	—		674.4	674.4	51.1
IIFL Holdings Limited (“IIFL Holdings”)	35.4%	818.3	106.2		317.2	423.4	45.3
Catholic Syrian Bank Ltd. ("CS Bank")(10)	36.4%	93.1	—		93.1	93.1	—
Other	—	233.2	6.6		18.3	24.9	(1.0)
		2,521.2	1,157.4		1,103.0	2,260.4	103.8
Africa
Atlas Mara Limited ("Atlas Mara")(5)	42.4%	119.1	—		195.6	195.6	30.8
AFGRI Holdings Proprietary Limited ("AFGRI")(11)	60.0%	149.9	—		57.1	57.1	(13.2)
Other(12)(13)	—	35.3	—		35.4	35.4	—
		304.3	—		288.1	288.1	17.6

Other
Resolute Forest Products Inc. ("Resolute")(5)	33.6%	240.8	299.8		—	299.8	74.4
APR Energy plc ("APR Energy")	67.8%	303.6	298.4	(d)	—	298.4	(10.3)
Seaspan Corporation ("Seaspan")(6)	21.8%	300.8	276.8		—	276.8	8.8
Peak Achievement Athletics ("Peak Achievement")	42.6%	153.5	128.6	(d)	—	128.6	(15.1)
Arbor Memorial Services Inc. ("Arbor Memorial")(7)	—	—	—		—	—	10.8
Partnerships, trusts and other(8)	—	225.1	220.1		—	220.1	(6.0)
		1,223.8	1,223.7		—	1,223.7	62.6

		4,522.4	2,917.9		1,391.1	4,309.0	250.8

Investments in associates		5,223.1	3,471.9		1,391.1	4,863.0	221.1

As presented on the consolidated balance sheet:
Investments in associates		3,279.1				3,471.9
Fairfax India investments in associates(9)(10)		1,639.7				1,103.0
Fairfax Africa investments in associates(11)(12)(13)		304.3				288.1
		5,223.1				4,863.0

(a)	Ownership percentages include the effects of financial instruments that are considered in-substance equity.

(b)	See note 5 for fair value hierarchy information.

(c)	Fairfax India and Fairfax Africa's associates are domiciled in India and Africa respectively.

(d)	These investments are considered joint arrangements.

	December 31, 2017						Year ended December 31, 2017
			Carrying value
	Ownership percentage	Fair value(a)	Associates and joint arrangements		Fairfax India and Fairfax Africa associates(b)	Total	Share of profit (loss)
Insurance and reinsurance:
Eurolife ERB Insurance Group Holdings S.A. ("Eurolife")	43.3%	303.0	298.0	(c)	—	298.0	117.6
Gulf Insurance Company ("Gulf Insurance")	41.4%	233.1	185.4		—	185.4	7.7
Thai Re Public Company Limited ("Thai Re")	34.9%	80.5	80.3		—	80.3	(21.3)
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation (“BIC Insurance”)	35.0%	66.7	48.6		—	48.6	1.6
Ambridge Partners LLC ("Ambridge Partners")	50.0%	34.9	34.9		—	34.9	4.4
Singapore Reinsurance Corporation Limited ("Singapore Re")	27.8%	39.6	38.5		—	38.5	3.2
Falcon Insurance PLC ("Falcon Thailand")	41.2%	9.2	9.2		—	9.2	—
Camargue Underwriting Managers Group Ltd. ("Camargue")	50.0%	5.5	5.5		—	5.5	0.7
Go Digit Infoworks Services Private Limited ("Digit")	45.3%	10.6	10.6		—	10.6	—
ICICI Lombard General Insurance Company Limited ("ICICI Lombard")	—	—	—		—	—	24.0
		783.1	711.0		—	711.0	137.9
Non-insurance:
Agriculture
Astarta Holding N.V. ("Astarta")	28.1%	101.2	140.6		—	140.6	15.8
Farmer's Edge Inc. ("Farmer's Edge")	46.1%	95.0	88.1		—	88.1	(10.5)
		196.2	228.7		—	228.7	5.3
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")	—	213.4	213.4	(c)	—	213.4	12.2
Other	—	88.7	88.6	(c)	—	88.6	21.8
		302.1	302.0		—	302.0	34.0
India
Bangalore International Airport Limited ("Bangalore Airport")	48.0%	608.3	—		611.1	611.1	15.8
IIFL Holdings Limited (“IIFL Holdings”)	35.5%	1,185.1	102.7		317.2	419.9	36.5
Other	—	27.2	6.6		21.2	27.8	0.2
		1,820.6	109.3		949.5	1,058.8	52.5
Africa
Atlas Mara Limited ("Atlas Mara")	43.3%	168.7	—		170.3	170.3	1.6
AFGRI Holdings Propriety Limited ("AFGRI")	60.0%	119.0	—		49.5	49.5	(0.4)
		287.7	—		219.8	219.8	1.2
Other
Resolute Forest Products Inc. ("Resolute")	33.8%	334.0	320.6		—	320.6	0.3
APR Energy plc (‘‘APR Energy’’)	67.8%	336.4	309.4	(c)	—	309.4	(3.1)
Peak Achievement Athletics ("Peak Achievement")	42.6%	153.5	144.8	(c)	—	144.8	(6.2)
Arbor Memorial Services Inc. ("Arbor Memorial")	43.4%	111.8	61.4		—	61.4	10.6
Partnerships, trusts and other	—	303.9	299.8		—	299.8	(32.0)
		1,239.6	1,136.0		—	1,136.0	(30.4)

		3,846.2	1,776.0		1,169.3	2,945.3	62.6

Investments in associates		4,629.3	2,487.0		1,169.3	3,656.3	200.5

As presented on the consolidated balance sheet:
Investments in associates		2,824.3				2,487.0
Fairfax India investments in associates		1,517.3				949.5
Fairfax Africa investments in associates		287.7				219.8
		4,629.3				3,656.3

(a)	See note 5 for fair value hierarchy information.

(b)	Fairfax India and Fairfax Africa's associates are domiciled in India and Africa respectively.

(c)	These investments are considered joint arrangements.

Insurance and reinsurance associates

(1)
On January 9, 2018 the company increased its equity interest in Thai Re Public Company Limited ("Thai Re") to 47.1% through the acquisition of an additional 12.2% equity interest for cash consideration of $28.2 (910.5 million Thai baht). During 2018 the carrying value of the company's investment in Thai Re exceeded its fair value as determined by the market price of Thai Re shares. The company performed a value-in-use analysis to establish the recoverable amount of its investment in Thai Re and recognized a non-cash impairment charge of $46.5 in share of profit of associates in the consolidated statement of earnings.

(2)
On May 18, 2018 the company acquired a 50.0% equity interest in Onlia Holdings Inc. ("Onlia") for cash consideration of $9.7 (Cdn$12.4). During the remainder of 2018 the company contributed an additional $6.6 (Cdn$8.8) to maintain its 50.0% equity interest and is committed to make additional such contributions of approximately $6 (Cdn$8) prior to September 30, 2019. Onlia, a newly formed Canadian insurance services group that will offer digital property and casualty insurance underwritten by Northbridge, is jointly controlled by the company and Achmea Holding B.V., a provider of financial services in the Netherlands.

Non-insurance associates

(3)
The KWF LPs are partnerships formed between the company and Kennedy-Wilson Holdings, Inc. and its affiliates ("Kennedy Wilson") to invest in U.S. and international real estate. The company participates as a limited partner in the KWF LPs with interests ranging from approximately 50% to 60%. Kennedy Wilson is the general partner and holds the remaining limited partnership interest in each of the KWF LPs. During 2018 three KWF LPs sold investment property in Dublin, Ireland. The company recognized its share of profit of $73.6 (€64.2) from those sales in share of profit of associates in the consolidated statement of earnings. The three KWF LPs were subsequently liquidated and their carrying values reduced to nil when the company received final net distributions of $107.3 (€91.9).

(4)
On March 1, 2018 Thomas Cook India entered into a strategic agreement with the founder of Quess that resulted in Quess becoming an associate of Thomas Cook India whereas it was previously a consolidated subsidiary. Accordingly, the company re-measured the carrying value of Quess to its fair value of $1,109.5, recognized a non-cash gain of $889.9 and commenced applying the equity method of accounting.

(5)
At December 31, 2018 certain of the company's associates had carrying values that exceeded their fair values as determined by the market price of their shares. For each such associate, the company performed a value-in-use analysis based on multi-year free cash flow projections and concluded that no impairment was required as the recoverable amount exceeded carrying value. Key assumptions for each value-in-use analysis are set out in the table below:

Associate	Source of free cash flow projections	After-tax discount rate(a)	Long-term growth rate(b)	Summary of other assumptions

Astarta(c)	Internal estimates consistent with third party analyst reports	13.3%	3.0%	Annual capital expenditures consistent with external analyst estimates, working capital requirements comparable to industry peers and cash taxes payable at the Ukraine corporate income tax rate.
Atlas Mara	Atlas Mara management	12.5% - 29.3%	2% - 3%
Growth in loans and advances and customer deposits subsequent to the completion of a new digital banking platform and improved operating expense ratios due to increased investment in information technology.

Quess	Quess management	13.1%	6.0%
Annual capital expenditures reverting to lower historic levels, working capital requirements comparable to industry peers and reduced cash taxes payable in the next eight years through utilization of existing tax incentives.

Resolute	Internal estimates consistent with third party analyst reports	12.0%	1.5%
Valuation of pension funding liability on a going concern basis, annual capital expenditures reverting to lower historic levels, working capital requirements comparable to industry peers and no significant cash taxes payable in the next five years through utilization of existing tax losses.

(a)	The after-tax discount rate is representative of the cost of capital of industry peers.

(b)	The long-term growth rate is consistent with growth expectations for the industry and the economies in which each associate operates.

(c)
The company recorded an impairment charge of $10.8 related to its investment in Astarta during 2018. At December 31, 2018 a value-in-use analysis concluded that no further impairment charge was required.

(6)
On February 14, 2018 the company invested $250.0 in securities of Seaspan Corporation ("Seaspan") comprised of 5.50% unsecured debentures due February 14, 2025 and warrants to purchase 38.5 million Class A common shares with an exercise price of $6.50 per share ("Tranche 1"). In March 2018 the company committed to invest, in January 2019, an additional $250.0 comprised of 5.50% unsecured debentures due 2026 and warrants to purchase 38.5 million Class A common shares with an exercise price of $6.50 per share ("Tranche 2"). On May 31, 2018 the company agreed to exercise the Tranche 1 warrants early and to exercise the Tranche 2 warrants immediately upon issuance in January 2019. In exchange, Seaspan agreed to issue to the company new 7-year warrants to purchase 25.0 million Class A common shares with an exercise price of $8.05 per share (the "$8.05 warrants") and to amend the terms of the Tranche 1 and Tranche 2 debentures such that the company may require Seaspan to repurchase some or all of the debentures prior to their maturity dates (collectively the "early exercise inducement"). Seaspan is a publicly listed independent charter owner and manager of containerships.

At initial recognition on February 14, 2018 the company’s consolidated balance sheet reflected the Tranche 1 debentures as bonds ($222.0) and the Tranche 1 warrants as an investment in associate ($28.0), as the Tranche 1 warrants had features of in-substance equity and provided a potential voting interest in Seaspan of 22.4% at the transaction date (assuming all holders of Seaspan convertible securities, including the company, exercised their conversion options). On July 16, 2018 the company exercised the Tranche 1 warrants early and acquired 38.5 million Class A common shares of Seaspan for $250.0 and received the $8.05 warrants. The company's commitments to purchase the Tranche 2 warrants and invest in the Tranche 2 debentures, and its right to receive the $8.05 warrants, (collectively the "Seaspan forward contracts"), as well as the company's Class A common shares and Tranche 1 debentures, were recorded on the consolidated balance sheet and consolidated statement of earnings as follows:

		December 31, 2018		Year ended December 31, 2018
Financial instrument	Balance sheet line	Carrying value	Fair value	Net gains (losses) on investments
Class A common shares(a)	Investments in associates	276.8	300.8	—
Tranche 1 debentures(b)	Bonds - corporate and other	242.9	242.9	18.7
Commitment to purchase Tranche 2 warrants(c)	Derivatives - equity warrant forward contracts	23.1	23.1	23.1
Commitment to purchase Tranche 2 debentures(d)	Derivatives - other	21.0	21.0	21.0
Right to receive $8.05 warrants(e)	Derivatives - equity warrant forward contracts	—	—	75.4
$8.05 warrants(e)	Derivatives - equity warrant contracts	47.3	47.3	(28.1)
		611.1	635.1	110.1

(a)
On July 16, 2018 the company exercised the Tranche 1 warrants and acquired 38.5 million Class A common shares of Seaspan for $250.0 which was added to the equity accounted carrying value of the Tranche 1 warrants.

(b)
The unrealized gain of $18.7 in 2018 primarily reflected the change in fair value of the Tranche 1 debentures as a result of the early exercise inducement giving the company the ability to put the Tranche 1 debentures to Seaspan each year in the seven years subsequent to issuance. Prior to the early exercise inducement, the Tranche 1 debentures were payable only at maturity (seven years after issue).

(c)
The unrealized gain of $23.1 in 2018 reflected the intrinsic value of the 38.5 million Tranche 2 warrants of $51.1 less the expected cost to acquire those warrants on January 15, 2019 of $28.0. Intrinsic value was considered to be appropriate in the determination of fair value due to the short term nature of the Tranche 2 warrants, and was calculated as the difference between the $7.83 per share fair value of a Seaspan Class A common share at December 31, 2018 and the $6.50 per share exercise price of the Tranche 2 warrants, multiplied by 38.5 million.

(d)
The unrealized gain of $21.0 in 2018 primarily related to the impact of the early exercise inducement on the company's commitment to purchase the Tranche 2 debentures. The early exercise inducement gave the company the ability to put the Tranche 2 debentures to Seaspan each year in the seven years subsequent to their issuance, whereas previously the Tranche 2 debentures were payable only at maturity (seven years after issue).

(e)
On July 16, 2018 the company received the $8.05 warrants in accordance with the early exercise inducement. Accordingly, the company derecognized its right to receive $8.05 warrants, which had appreciated by $75.4 in 2018, primarily as a result of fluctuations in the price of Seaspan Class A common shares.

The company's aggregate cash investments in Seaspan are set out below:

Financial instruments acquired	Date	Total investment
Tranche 1 debentures and warrants	February 14, 2018	250.0
Class A common shares and $8.05 warrants through early exercise of Tranche 1 warrants	July 16, 2018	250.0
Tranche 2 debentures and warrants	January 15, 2019*	250.0
Class A common shares through early exercise of Tranche 2 warrants	January 15, 2019*	250.0
		1,000.0
* See subsequent event below.

(7)
On October 31, 2018 Arbor Memorial Services Inc. (“Arbor Memorial”) repurchased the company’s 43.4% equity interest for consideration of $179.2 (Cdn $235.4), comprised of cash and newly issued preferred shares. The company derecognized its equity accounted interest in Arbor Memorial, recorded a pre-tax net realized gain on investment of $111.8 and classified the new Arbor Memorial preferred shares at FVTPL.

(8)	On August 3, 2018 the company sold its equity interest in an insurance brokerage for net proceeds of $58.8 (Cdn$76.3) and recorded a net realized gain of $17.6 (Cdn $22.7).

Fairfax India

(9)
On May 16, 2018 Fairfax India increased its equity interest in Bangalore International Airport Limited (“Bangalore Airport”) to 54.0% by acquiring an additional 6.0% for cash consideration of $67.4 (4.6 billion Indian rupees). The company continues to apply the equity method of accounting to its investment in Bangalore Airport because of extensive Indian government regulation of, and participation in, Bangalore Airport's relevant activities. Bangalore Airport operates the Kempegowda International Airport in Bangalore, India through a public-private partnership.

(10)
On October 19, 2018 Fairfax India invested $88.5 (6.5 billion Indian rupees) in The Catholic Syrian Bank Limited ("CS Bank") and received common shares and warrants representing a 36.4% effective equity interest. Fairfax India has committed to invest approximately $80 (5.6 billion Indian rupees) in exchange for additional warrants of CS Bank within 18 months of the initial closing date to increase its effective equity interest in CS Bank to approximately 51%. At that time the company expects it will continue to apply the equity method of accounting to its investment in CS Bank, primarily because of extensive government regulation of the banking sector in India, including restricted board representation and shareholders being limited to 15% of available voting rights. CS Bank, established in 1920, is a private company headquartered in Thrissur, India, offering banking services through 418 branches and 270 automated teller machines across India.

Fairfax Africa

(11)	On January 31, 2018 Fairfax Africa invested $26.1 (311.2 million South African rand) in the rights issue of AFGRI Holdings Proprietary Limited ("AFGRI") to maintain its 60.0% equity interest.

(12)
On September 28, 2018 Fairfax Africa invested $9.8 (139.4 million South African rand) to acquire a 35.0% equity interest in GroCapital Holdings Proprietary Limited ("GroCapital"), a newly established intermediate holding company that subsequently acquired a 99.8% equity interest in the South African Bank of Athens on October 4, 2018. On November 8, 2018 Fairfax Africa invested $2.3 (32.2 million South African rand) in GroCapital to maintain its 35.0% equity interest.

(13)
On November 19, 2018 Fairfax Africa acquired a 26.0% equity interest in Philafrica Foods Proprietary Ltd. ("Philafrica") for $23.3 (325.0 million South African rand). Philafrica, a subsidiary of AFGRI, is a South African producer of food ingredients primarily for the food processing and quick-service restaurant industries.

Disclosure of information for cash-generating units
At December 31, 2018 certain of the company's associates had carrying values that exceeded their fair values as determined by the market price of their shares. For each such associate, the company performed a value-in-use analysis based on multi-year free cash flow projections and concluded that no impairment was required as the recoverable amount exceeded carrying value. Key assumptions for each value-in-use analysis are set out in the table below:

Associate	Source of free cash flow projections	After-tax discount rate(a)	Long-term growth rate(b)	Summary of other assumptions

Astarta(c)	Internal estimates consistent with third party analyst reports	13.3%	3.0%	Annual capital expenditures consistent with external analyst estimates, working capital requirements comparable to industry peers and cash taxes payable at the Ukraine corporate income tax rate.
Atlas Mara	Atlas Mara management	12.5% - 29.3%	2% - 3%
Growth in loans and advances and customer deposits subsequent to the completion of a new digital banking platform and improved operating expense ratios due to increased investment in information technology.

Quess	Quess management	13.1%	6.0%
Annual capital expenditures reverting to lower historic levels, working capital requirements comparable to industry peers and reduced cash taxes payable in the next eight years through utilization of existing tax incentives.

Resolute	Internal estimates consistent with third party analyst reports	12.0%	1.5%
Valuation of pension funding liability on a going concern basis, annual capital expenditures reverting to lower historic levels, working capital requirements comparable to industry peers and no significant cash taxes payable in the next five years through utilization of existing tax losses.

(a)	The after-tax discount rate is representative of the cost of capital of industry peers.

(b)	The long-term growth rate is consistent with growth expectations for the industry and the economies in which each associate operates.

(c)
The company recorded an impairment charge of $10.8 related to its investment in Astarta during 2018. At December 31, 2018 a value-in-use analysis concluded that no further impairment charge was required.

Goodwill and intangible assets were allocated to the company's cash-generating units (“CGUs”) as follows:

	December 31, 2018			December 31, 2017
	Goodwill	Intangible assets	Total	Goodwill	Intangible assets	Total
Allied World	937.9	710.0	1,647.9	938.9	763.7	1,702.6
Recipe(1)	261.8	984.9	1,246.7	222.3	1,073.6	1,295.9
Brit	154.3	561.1	715.4	154.3	571.3	725.6
Zenith National	317.6	107.2	424.8	317.6	115.5	433.1
Crum & Forster	185.9	108.3	294.2	188.8	129.4	318.2
Thomas Cook India	133.4	52.7	186.1	150.0	54.2	204.2
Northbridge	87.8	76.6	164.4	95.7	77.1	172.8
Odyssey Group	119.7	57.7	177.4	119.7	51.6	171.3
AMAG Insurance	42.2	101.5	143.7	44.7	110.2	154.9
Quess(1)	—	—	—	229.0	21.8	250.8
All other(2)	462.1	214.2	676.3	443.7	199.4	643.1
	2,702.7	2,974.2	5,676.9	2,904.7	3,167.8	6,072.5

(1)	Recipe acquired The Keg on February 22, 2018, and Quess was deconsolidated on March 1, 2018, as described in note 23.

(2)	Comprised primarily of balances related to NCML, Fairchem, Mosaic Capital, Boat Rocker, Dexterra, U.S. Run-off and Pethealth.

Seaspan Corporation
Disclosure of associates [line items]
Schedule of investments in associates
The company's commitments to purchase the Tranche 2 warrants and invest in the Tranche 2 debentures, and its right to receive the $8.05 warrants, (collectively the "Seaspan forward contracts"), as well as the company's Class A common shares and Tranche 1 debentures, were recorded on the consolidated balance sheet and consolidated statement of earnings as follows:

		December 31, 2018		Year ended December 31, 2018
Financial instrument	Balance sheet line	Carrying value	Fair value	Net gains (losses) on investments
Class A common shares(a)	Investments in associates	276.8	300.8	—
Tranche 1 debentures(b)	Bonds - corporate and other	242.9	242.9	18.7
Commitment to purchase Tranche 2 warrants(c)	Derivatives - equity warrant forward contracts	23.1	23.1	23.1
Commitment to purchase Tranche 2 debentures(d)	Derivatives - other	21.0	21.0	21.0
Right to receive $8.05 warrants(e)	Derivatives - equity warrant forward contracts	—	—	75.4
$8.05 warrants(e)	Derivatives - equity warrant contracts	47.3	47.3	(28.1)
		611.1	635.1	110.1

(a)
On July 16, 2018 the company exercised the Tranche 1 warrants and acquired 38.5 million Class A common shares of Seaspan for $250.0 which was added to the equity accounted carrying value of the Tranche 1 warrants.

(b)
The unrealized gain of $18.7 in 2018 primarily reflected the change in fair value of the Tranche 1 debentures as a result of the early exercise inducement giving the company the ability to put the Tranche 1 debentures to Seaspan each year in the seven years subsequent to issuance. Prior to the early exercise inducement, the Tranche 1 debentures were payable only at maturity (seven years after issue).

(c)
The unrealized gain of $23.1 in 2018 reflected the intrinsic value of the 38.5 million Tranche 2 warrants of $51.1 less the expected cost to acquire those warrants on January 15, 2019 of $28.0. Intrinsic value was considered to be appropriate in the determination of fair value due to the short term nature of the Tranche 2 warrants, and was calculated as the difference between the $7.83 per share fair value of a Seaspan Class A common share at December 31, 2018 and the $6.50 per share exercise price of the Tranche 2 warrants, multiplied by 38.5 million.

(d)
The unrealized gain of $21.0 in 2018 primarily related to the impact of the early exercise inducement on the company's commitment to purchase the Tranche 2 debentures. The early exercise inducement gave the company the ability to put the Tranche 2 debentures to Seaspan each year in the seven years subsequent to their issuance, whereas previously the Tranche 2 debentures were payable only at maturity (seven years after issue).

(e)
On July 16, 2018 the company received the $8.05 warrants in accordance with the early exercise inducement. Accordingly, the company derecognized its right to receive $8.05 warrants, which had appreciated by $75.4 in 2018, primarily as a result of fluctuations in the price of Seaspan Class A common shares.

The company's aggregate cash investments in Seaspan are set out below:

Financial instruments acquired	Date	Total investment
Tranche 1 debentures and warrants	February 14, 2018	250.0
Class A common shares and $8.05 warrants through early exercise of Tranche 1 warrants	July 16, 2018	250.0
Tranche 2 debentures and warrants	January 15, 2019*	250.0
Class A common shares through early exercise of Tranche 2 warrants	January 15, 2019*	250.0
		1,000.0
* See subsequent event below.